Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Classification of Loans Receivable [Table Text Block]
Year end loans are summarized below:

	(Dollars in thousands)
	2013	2012
Loans secured by real estate:
Construction and land development	$21,462	$23,984
Residential, including home equity	161,932	154,945
Commercial real estate and other dwelling	175,160	179,825
Total loans secured by real estate	358,554	358,754
Consumer loans	237	350
Commercial business	57,790	69,310
Government and other	21,587	8,869
Subtotal	438,168	437,283
Less:
Net deferred loan origination fees	(252)	(251)
Undisbursed loan funds	(95)	(51)
Loans receivable	$437,821	$436,981

Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	Residential Real Estate, Including Home Equity	Consumer Loans	Commercial Real Estate, Construction & Land Development, and Other Dwellings	Commercial Participations Purchased	Commercial Business Loans	Government Loans	Total

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2013:

Allowance for loan losses:
Beginning Balance	$1,024	$19	$4,550	$1,608	$1,220	$-	8,421
Charge-offs	(153)	(17)	(788)	(332)	(567)	-	(1,857)
Recoveries	1	5	9	137	23	-	175
Provisions	572	5	1,018	(1,382)	183	54	450
Ending Balance	$1,444	$12	$4,789	$31	$859	$54	$7,189

The Bancorp's activity in the allowance for loan losses is summarized below for the twelve months ended December 31, 2012:

Allowance for loan losses:
Beginning Balance	$1,161	$15	$3,329	$2,399	$1,101	$-	$8,005
Charge-offs	(336)	(17)	(256)	(873)	(619)	-	(2,101)
Recoveries	4	5	13	108	37	-	167
Provisions	195	16	1,464	(26)	701	-	2,350
Ending Balance	$1,024	$19	$4,550	$1,608	$1,220	$-	$8,421

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2013:

Ending balance: individually evaluated for impairment	$16	$-	$1,657	$-	$30	$-	$1,703

Ending balance: collectively evaluated for impairment	$1,428	$12	$3,132	$31	$829	$54	$5,486

FINANCING RECEIVABLES
Ending balance	$161,664	$232	$195,349	$1,273	$57,716	$21,587	$437,821

Ending balance: individually evaluated for impairment	$887	$-	$8,446	$-	$534	$-	$9,867

Ending balance: collectively evaluated for impairment	$160,777	$232	$186,903	$1,273	$57,182	$21,587	$427,954

The Bancorp's allowance for loan losses impairment evaluation and financing receivables are summarized below at December 31, 2012:

Ending balance: individually evaluated for impairment	$9	$-	$1,783	$-	$209	$-	$2,001

Ending balance: collectively evaluated for impairment	$1,015	$19	$2,767	$1,608	$1,011	$-	$6,420

FINANCING RECEIVABLES
Ending balance	$154,627	$347	$175,769	$28,040	$69,329	$8,869	$436,981

Ending balance: individually evaluated for impairment	$692	$-	$10,778	$6,378	$2,032	$-	$19,880

Ending balance: collectively evaluated for impairment	$153,935	$347	$164,991	$21,662	$67,297	$8,869	$417,101

Financing Receivable Credit Quality Indicators [Table Text Block]
The Bancorp's credit quality indicators, are summarized below at December 31:

	(Dollars in thousands)
	Corporate Credit Exposure - Credit Risk Portfolio By Creditworthiness Category
	Commercial Real Estate, Construction & Land Development, and Other Dwellings		Commercial Participations Purchased		Commercial Business Loans		Government Loans
Loan Grades	2013	2012	2013	2012	2013	2012	2013	2012
2 Moderate risk	$-	$19	$-	$-	$4,279	$5,674	$-	$-
3 Acceptable risk	150,303	110,416	1,013	15,585	41,474	45,202	21,587	8,869
4 Pass/monitor	33,153	51,100	260	1,029	11,173	13,500	-	-
5 Special mention (watch)	3,348	3,630	-	5,984	88	3,300	-	-
6 Substandard	8,545	10,604	-	5,442	702	1,653	-	-
7 Doubtful	-	-	-	-	-	-	-	-
Total	$195,349	$175,769	$1,273	$28,040	$57,716	$69,329	$21,587	$8,869

	(Dollars in thousands)
	Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity
	Residential Real Estate, Including Home Equity		Consumer Loans
	2013	2012	2013	2012
Performing	$158,963	$152,838	$232	$337
Non-performing	2,701	1,789	-	10
Total	$161,664	$154,627	$232	$347

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The Bancorp's troubled debt restructurings for the periods presented are summarized below:

	(Dollars in thousands)
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

	December 31, 2013			December 31, 2012
Troubled debt restructurings during the period:
Residential real estate, including home equity	6	$792	$770	7	$700	$692
Consumer loans	-	-	-	-	-	-
Commercial real estate, construction & land development, and other dwellings	-	-	-	3	1,440	1,440
Commercial participations purchased	-	-	-	1	1,290	935
Commercial business loans	-	-	-	1	108	88
Government loans	-	-	-	-	-	-

	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

	December 31, 2013		December 31, 2012
Troubled debt restructurings that subsequently defaulted during the periods presented:
Residential real estate, including home equity	1	$106	1	$39
Consumer loans	-	-	-	-
Commercial real estate, construction & land	1	$707
development, and other dwellings	-	-	-	-
Commercial participations purchased	-	-	-	-
Commercial business loans	-	-	-	-
Government loans	-	-	-	-

Impaired Financing Receivables [Table Text Block]
The Bancorp's individually evaluated impaired loans are summarized below:

	As of December 31, 2013			For the twelve months ended December 31, 2013
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$-	$-
Commercial real estate, construction & land development, and other dwellings	617	617	-	898	9
Commercial participations purchased	-	-	-	2,469	-
Commercial business loans	228	228	-	668	1
With an allowance recorded:
Residential real estate, including home equity	887	899	16	920	9
Commercial real estate, construction & land development, and other dwellings	7,829	7,829	1,657	8,770	74
Commercial participations purchased	-	-	-	189	-
Commercial business loans	306	574	30	454	1
Total:
Residential real estate, including home equity	$887	$899	$16	$920	$9
Commercial real estate, construction & land development, and other dwellings	$8,446	$8,446	$1,657	$9,668	$83
Commercial participations purchased	$-	$-	$-	$2,658	$-
Commercial business loans	$534	$802	$30	$1,122	$2

	As of December 31, 2012			For the twelve months ended December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential real estate, including home equity	$-	$-	$-	$-	$-
Commercial real estate, construction & land development, and other dwellings	591	591	-	652	3
Commercial participations purchased	6,378	11,047	-	5,080	-
Commercial business loans	727	1,000	-	992	32
With an allowance recorded:
Residential real estate, including home equity	692	692	9	782	20
Commercial real estate, construction & land development, and other dwellings	10,187	10,271	1,783	10,207	349
Commercial participations purchased	-	-	-	1,394	-
Commercial business loans	1,305	1,305	209	874	51
Total:
Residential real estate, including home equity	$692	$692	$9	$782	$20
Commercial real estate, construction & land development, and other dwellings	$10,778	$10,862	$1,783	$10,859	$352
Commercial participations purchased	$6,378	$11,047	$-	$6,474	$-
Commercial business loans	$2,032	$2,305	$209	$1,866	$83

Past Due Financing Receivables [Table Text Block]
The Bancorp's age analysis of past due loans is summarized below:

(Dollars in thousands)
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans	Recorded Investments Greater than 90 Days and Accruing
December 31, 2013
Residential real estate, including home equity	$3,721	$1,090	$1,502	$6,313	$155,351	$161,664	$174
Consumer loans	1	-	-	1	231	232	-
Commercial real estate, construction & land development, and other dwellings	1,083	2,626	768	4,477	190,872	195,349	-
Commercial participations purchased	-	-	-	-	1,273	1,273	-
Commercial business loans	1,032	25	447	1,504	56,212	57,716	-
Government loans	-	-	-	-	21,587	21,587	-
Total	$5,837	$3,741	$2,717	$12,295	$425,526	$437,821	$174

December 31, 2012
Residential real estate, including home equity	$4,172	$1,145	$1,448	$6,765	$147,862	$154,627	$-
Consumer loans	-	-	-	-	347	347	-
Commercial real estate, construction & land development, and other dwellings	4,044	390	1,993	6,427	169,342	175,769	229
Commercial participations purchased	5	-	5,442	5,447	22,593	28,040	-
Commercial business loans	689	116	1,525	2,330	66,999	69,329	-
Government loans	-	-	-	-	8,869	8,869	-
Total	$8,910	$1,651	$10,408	$20,969	$416,012	$436,981	$229

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
The Bancorp's loans on nonaccrual status are summarized below:

	(Dollars in thousands)
	December 31, 2013	December 31, 2012
Residential real estate, including home equity	$2,526	$1,846
Consumer loans	-	10
Commercial real estate, construction & land development, and other dwellings	807	2,311
Commercial participations purchased	-	5,442
Commercial business loans	447	1,644
Government loans	-	-
Total	$3,780	$11,253